As filed with the Securities and Exchange Commission
on October 27, 2017

Securities Act File No. 333-214796

Investment Company Act File No. 811-23214

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 5	☒

(Check appropriate box or boxes)

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

Registrant’s Telephone Number, Including Area Code:

William Rhind

GraniteShares ETF Trust

30 Vesey Street, 9th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

File No. 333-214796

GRANITESHARES FUNDS

Prospectus

October 27, 2017

GRANITESHARES FUNDS	NYSE ARCA, INC. TICKER SYMBOL
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	COMB
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	COMG

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission have not approved these funds, nor have they passed upon the adequacy or accuracy of this prospectus. It is a criminal offense to state otherwise.

GraniteShares Funds are advised by GraniteShares Advisors LLC.

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GRANITESHARES BLOOMBERG COMMODITY BROAD STRATEGY NO K-1 ETF – SUMMARY

INVESTMENT OBJECTIVE

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

FEES AND FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table.

Annual Fund Operating Expenses

Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	1.60%
Acquired Fund Fees and Expenses	0.00%
Total Fund Annual Fund Operating Expenses	1.85%
Expense Waiver/Reimbursement(2)	1.55%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.30%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) GraniteShares has contractually agreed to waive or reduce its fees through October 31, 2018, so that the total annual operating expenses after fee waiver/expense reimbursement (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Fund are limited to 0.30%. This contractual arrangement may only be changed or eliminated by or with the consent of the Fund’s Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your shares at the end of each period.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$31.00	$430.00

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities and derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, for the period from May 19, 2017 (the Fund’s commencement of operations) through June 30, 2017 the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “BCOM Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments. The BCOM Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the BCOM Benchmark. The weightings of the components of the BCOM Benchmark are based on (1) liquidity data, which is the relative amount of trading activity of a particular commodity; (2) production data, which measures the importance of a commodity to the world economy; and (3) diversification rules that attempt to reduce disproportionate weightings of any single commodity. Rather than being driven by micro-economic events affecting one commodity market or sector, the BCOM Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. The BCOM Benchmark reflects the return from these commodity futures contracts.

While the Fund generally will seek exposure to the commodity futures markets included in the BCOM Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the BCOM Benchmark, may not invest in all of the BCOM Benchmark’s components or in the same proportion as the BCOM Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the BCOM Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K1” because it is designed to operate differently than commodity-based exchange traded funds that distribute a “Schedule K-1” to shareholders. Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund expects initially to gain exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). The Fund does not expect to invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the price movement of an underlying commodity or commodity index. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps” or “Swaps”) are contractual agreements whereby the cash flows agreed upon between the parties to the agreement are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The Fund may invest in Commodity Swaps as its assets grow.

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Other commodity-linked instruments. The Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs), and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative instrument. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

CONCENTRATION POLICY

The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds. There can be no assurance that the investment objective of the Fund will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be, passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

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CLEARING BROKER RISK

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk-segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as Commodity Futures, Commodity Swaps, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations

Commodity Swaps. If a counterparty to a Commodity Swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the Fund to lose the assets held by the swap provider. Swaps are subject to pricing risk (i.e., swaps may hard to value) and may be considered illiquid.

COMMODITY-LINKED NOTE RISK

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

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COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CREDIT RISK

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

EXCHANGE-TRADED NOTE RISK

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed income investments are also subject to credit risk. In March 2017, the Federal Reserve Board raised the target range for the federal funds rate to 3/4 to 1 percent and addressed how it would determine the timing and size of future adjustments to the target range for the federal funds rate. In addition, potential future changes in government policy, such as increased federal spending, may cause interest rates to rise.

Investments in fixed income securities may also involve the following risks, depending on the instrument involved:

●	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Fund may prepay principal earlier than scheduled.

●	Extension Risk – Payment on the loans underlying fixed income securities held by the Fund may be made more slowly when interest rates are rising.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a fixed income security that the Fund holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Asset Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

GAP RISK

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

INCREASED COMPETITION RISK

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

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INDEX FUTURES RISK

The value of commodity futures contracts reflecting the performance of the BCOM Benchmark could be affected by factors that do not directly affect the BCOM Benchmark, and accordingly, the value of such index futures and the level of the BCOM Benchmark may vary from each other.

INDEX-RELATED RISK

Errors in BCOM Benchmark data, BCOM Benchmark computations and/or the construction of the BCOM Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by Bloomberg for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

INVESTMENT COMPANY RISK

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory and administrative fees.

LEVERAGE RISK

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

LIQUIDITY RISK

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. In addition, a lack of liquidity in the market for the Fund’s shares may lead to differences between the market price of the Fund’s shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in fixed income securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

MANAGEMENT RISK

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

MARKET RISK

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

NEW FUND RISK

The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

PORTFOLIO TURNOVER RISK

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

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REGULATORY RISK

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

ROLL YIELD RISK

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

SECONDARY MARKET TRADING RISK

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

SUBSIDIARY INVESTMENT RISK

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

TAX RISK

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. In September 2016, the Internal Revenue Service (“IRS”) and the Department of the Treasury issued proposed regulations that would, among other things, generally require the Subsidiary to distribute its income each year in order for the Fund to treat that income as “qualifying income”. The Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as “qualifying income,” which is consistent with the recently proposed IRS regulations. Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI. A decision by the IRS and the Department of the Treasury to adopt regulations different from those proposed in September 2016 could affect the operation of the Fund, including its ability to qualify as a RIC.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

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VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

PERFORMANCE

The Fund is new and therefore does not have performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

PORTFOLIO MANAGEMENT

Investment adviser: GraniteShares Advisors LLC

Portfolio managers: Benoit Autier has been the portfolio manager of the Fund since May 2017. Jeff Klearman has been the portfolio manager of the Fund since June 2017.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 shares. Individual shares of the Fund may only be purchased and sold on a national securities exchange through a broker-dealer. Shares of the Fund are listed on NYSE Arca, Inc. The price of Fund shares is based on the market price, and because ETF shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund’s distributions will be taxable to you, generally as ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

10

GRANITESHARES S&P GSCI COMMODITY BROAD STRATEGY NO K-1

ETF – SUMMARY

INVESTMENT OBJECTIVE

The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “Fund”) seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

FEES AND FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the table.

Annual Fund Operating Expenses

Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses of the Fund(1)	1.77%
Acquired Fund Fees and Expenses	0.00%
Total Fund Annual Fund Operating Expenses	2.12%
Expense Waiver/Reimbursement(2)	1.72%

Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.40%

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) GraniteShares has contractually agreed to waive or reduce its fees through October 31, 2018, so that the total annual operating expenses after fee waiver/expense reimbursement (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the Fund are limited to 0.40%. This contractual arrangement may only be changed or eliminated by or with the consent of the Fund’s Board of Trustees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your shares at the end of each period.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$41.00	$497.00

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities and derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, for the period from May 19, 2017 (the Fund’s commencement of operations) through June 30, 2017 the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The Fund’s investment strategy is based in part on the S&P GSCI Index (the “GSCI Benchmark”), which is designed to be measure of commodity market performance over time.

The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance of the physical commodities underlying such commodity futures contracts to the world economy.

Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver. The GSCI Benchmark reflects the return from these commodity futures contracts.

While the Fund generally will seek exposure to the commodity futures markets included in the GSCI Benchmark, the Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund. In addition, the Fund at times may actively select investments with differing maturities from the underlying components of the GSCI Benchmark, may not invest in all of the GSCI Benchmark’s components or in the same proportion as the GSCI Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the GSCI Benchmark, and may emphasize some commodity sectors more than others.

The Fund is called “No K1” because it is designed to operate differently than commodity-based exchange traded funds that distribute to shareholders a “Schedule K-1.” Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the Fund currently expects to invest in an underlying subsidiary, as discussed below.

The Fund will gain exposure to the commodity futures markets by investing initially in commodity futures contracts (“Commodity Futures”). The Fund does not expect to invest directly in Commodity Futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. The Fund will invest up to 25% of its total assets in the Subsidiary. The Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps or “Swaps”) are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs), and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative instrument. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract.

Fixed Income Securities. The Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The Fund’s Fixed Income Securities earn interest income for the Fund and can be used as collateral (also referred to as “margin”) for the Fund’s investments in Commodity Futures. The Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

CONCENTRATION POLICY

The Fund may not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries. This restriction will not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by mutual funds that are more traditional. There can be no assurance that the investment objective of the Fund will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs

CLEARING BROKER RISK

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked swaps, commodity futures, and commodity index futures, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the Commodity Futures and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a Commodity Future when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Commodity Swaps. If a counterparty to a Commodity Swap becomes bankrupt or otherwise fails to perform its obligations under the Swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the Fund to lose the assets held by the swap provider. Swaps are subject to pricing risk (i.e., swaps may hard to value) and may be considered illiquid.

COMMODITY-LINKED NOTE RISK

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CREDIT RISK

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders.

EXCHANGE-TRADED NOTE RISK

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are designed to provide returns that are linked to a particular benchmark. ETNs do not provide principal protection and may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. In March 2017, the Federal Reserve Board raised the target range for the federal funds rate to 3/4 to 1 percent and addressed how it would determine the timing and size of future adjustments to the target range for the federal funds rate. In addition, potential future changes in government policy, such as increased federal spending, may cause interest rates to rise.

Investments in fixed income securities may also involve the following risks, depending on the instrument involved:

●	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Fund may prepay principal earlier than scheduled.

●	Extension Risk –Payment on the loans underlying fixed income securities held by the Fund may be made more slowly when interest rates are rising.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a fixed income security that the Fund holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Asset Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

GAP RISK

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

INCREASED COMPETITION RISK

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

INDEX FUTURES RISK

The value of commodity futures contracts reflecting the performance of the GSCI Benchmark could be affected by factors that do not directly affect the GSCI Benchmark, and accordingly, the value of such index futures and the level of the GSCI Benchmark may vary from each other.

INDEX-RELATED RISK

Errors in GSCI Benchmark data, GSCI Benchmark computations and/or the construction of the GSCI Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by S&P Dow Jones Indices LLC (“S&P”) for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

INVESTMENT COMPANY RISK

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory and administrative fees.

LEVERAGE RISK

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

LIQUIDITY RISK

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. In addition, a lack of liquidity in the market for the Fund’s shares may lead to differences between the market price of the Fund’s shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in fixed income securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

MANAGEMENT RISK

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

MARKET RISK

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

NEW FUND RISK

The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

PORTFOLIO TURNOVER RISK

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

REGULATORY RISK

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

ROLL YIELD RISK

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

SECONDARY MARKET TRADING RISK

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

SUBSIDIARY INVESTMENT RISK

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

TAX RISK

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. In September 2016, the Internal Revenue Service (“IRS”) and the Department of the Treasury issued proposed regulations that would, among other things, generally require the Subsidiary to distribute its income each year in order for the Fund to treat that income as “qualifying income”. The Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as “qualifying income,” which is consistent with the recently proposed IRS regulations. Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI. A decision by the IRS and the Department of the Treasury to adopt regulations different from those proposed in September 2016 could affect the operation of the Fund, including its ability to qualify as a RIC.

U.S. GOVERNMENT SECURITIES RISK

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

PERFORMANCE

The Fund is new and therefore does not have performance history for a full calendar year. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.graniteshares.com and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

PORTFOLIO MANAGEMENT

Investment adviser: GraniteShares Advisors LLC

Portfolio managers: Benoit Autier has been the portfolio manager of the Fund since May 2017. Jeff Klearman has been the portfolio manager of the Fund since June 2017.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 shares. Individual shares of the Fund may only be purchased and sold on a national securities exchange through a broker-dealer. Shares of the Fund are listed on NYSE Arca, Inc. The price of Fund shares is based on the market price, and because ETF shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION

The Fund’s distributions will be taxable to you, generally as ordinary income or long-term capital gain, unless you are invested through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account; in such cases, taxation will be deferred until assets are withdrawn from the plan. A sale of shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “BCOM Fund”) is an actively managed exchange-traded fund that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “GSCI Fund” and, together with the BCOM Fund, collectively, the “Funds,” and each, a “Fund”) is an actively managed exchange-traded fund that also seeks to provide long-term capital appreciation, primarily through exposure to the commodity futures markets.

Each Fund’s investment objective can be changed by the Board of Trustees of GraniteShares ETF Trust without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

GRANITESHARES BLOOMBERG COMMODITY BROAD STRATEGY NO K-1 ETF

The BCOM Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation, primarily through exposure to commodity futures markets. To pursue this goal, it invests in a combination of commodity-linked derivative instruments, which provide exposure to the investment returns of the commodities markets without investing directly in physical commodities, and fixed income securities.

The BCOM Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “BCOM Benchmark”), which is designed to be a highly liquid and broad benchmark for commodities futures investments.

While the BCOM Fund generally will seek exposure to the commodities futures markets included in the BCOM Benchmark, the BCOM Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). GraniteShares Advisors LLC (the “Adviser”) will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the BCOM Fund. In addition, the BCOM Fund at times may actively select investments with differing maturities from the underlying components of the BCOM Benchmark, may not invest in all of the BCOM Benchmark’s components or in the same proportion as the BCOM Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the BCOM Benchmark, and may emphasize some commodity sectors more than others.

The BCOM Benchmark provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the BCOM Benchmark. Rather than being driven by micro-economic events affecting one commodity market or sector, the BCOM Benchmark is comprised of futures contracts on a broad basket of underlying commodities, which potentially reduces volatility in comparison with narrower commodity baskets.

Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc. The BCOM Benchmark reflects the return from these commodity futures contracts.

The BCOM Benchmark, which is published by UBS Securities LLC together with Bloomberg Finance L.P. (collectively, “Bloomberg”), is an index that uses trading volume data in addition to production value data in determining the selection and relative weightings of represented commodity futures contracts. Commodity futures contracts are selected by the Bloomberg Index Oversight Committee for representation in the BCOM Benchmark when the underlying commodities are believed to be sufficiently significant to the world economy to merit consideration. These designated futures contracts are then weighted according to a proprietary methodology for liquidity and production, and contracts with insufficient liquidity and/or production are eliminated.

Because it does not take delivery of the underlying commodities, the BCOM Benchmark is a “rolling index.” The composition of the BCOM Benchmark is rebalanced by Bloomberg each year pursuant to its methodology by index managers operating under the supervision of the Index Oversight Committee. Once approved, the new composition of the BCOM Benchmark is publicly announced and takes effect in the month of January immediately following the announcement.

The BCOM Fund is called “No K1” because it is designed to operate differently than commodity-based exchange traded funds that distribute to shareholders a “Schedule K-1.” Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Schedule K-1 is a complex form and shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the BCOM Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the BCOM Fund currently expects to invest in an underlying subsidiary, as discussed below.

The BCOM Fund expects initially to gain exposure to the commodity futures markets by investing in commodity futures contracts (“Commodity Futures”). The BCOM Fund does not expect to invest directly in Commodity Futures. The BCOM Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), relating to advisory contracts. Unlike the BCOM Fund, the Subsidiary is not an investment company registered under the 1940 Act. The BCOM Fund’s investment in the Subsidiary is intended to provide the BCOM Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the BCOM Fund. The BCOM Fund will invest up to 25% of its total assets in the Subsidiary. The BCOM Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the BCOM Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The BCOM Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The BCOM Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

As the Commodity Futures approach expiration, they will be sold prior to their expiration date, and similar contracts that have a later expiration date may be purchased. Thus, for example, a Commodity Futures purchased and held in August may specify an October expiration date. As time passes, the Commodity Futures expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a “roll yield,” and this can be either a positive amount or a negative amount.

When establishing positions in Commodity Futures, the Adviser estimates as of the date of this prospectus that the BCOM Fund will be required to deposit initial margin, or collateral, with a value of approximately 3% to 10% of the value of each Commodity Futures position at the time it is established. These margin requirements are subject to change from time to time by the relevant futures exchange or the clearing futures commission merchant. Margin requirements established by the clearing futures commission merchant may exceed minimum levels established by the futures exchange. On a daily basis, the BCOM Fund is obligated to pay, or entitled to receive, variation margin, or collateral, in an amount equal to the change in the daily settlement level of its Commodity Futures positions. If the daily settlement level causes the value of the BCOM Fund’s Commodity Futures positions to decrease, the BCOM Fund will be required to post variation margin with the clearing futures commission merchant. Conversely, if the daily settlement level causes the value of the BCOM Fund’s Commodity Futures positions to increase, the BCOM Fund’s account with the clearing futures commission merchant will receive variation margin in an amount equal to the increase.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps” or “Swaps”) are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The BCOM Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The BCOM Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The BCOM Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The BCOM Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes (“ETNs”) and other ETFs), and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer. Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal-protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the BCOM Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.

Fixed Income Securities. The BCOM Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the BCOM Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The BCOM Fund’s Fixed Income Securities earn interest income for the BCOM Fund and can be used as collateral (also referred to as “margin”) for the BCOM Fund’s investments in Commodity Futures.

The BCOM Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

The BCOM Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

GRANITESHARES S&P GSCI COMMODITY BROAD STRATEGY NO K-1 ETF

The GSCI Fund is an actively managed ETF that seeks long-term capital appreciation, primarily through exposure to commodity futures markets. To pursue this goal, it invests in a combination of commodity-linked derivative instruments, which provide exposure to the investment returns of the commodities markets without investing directly in physical commodities, and fixed income securities.

The GSCI Fund’s investment strategy is based in part of the S&P GSCI Index (the “GSCI Benchmark”). The GSCI Benchmark, which is published by S&P, is an index designed to be measure of commodity market performance over time.

While the GSCI Fund generally will seek exposure to the commodity futures markets included in the GSCI Benchmark, the GSCI Fund is not an index tracking ETF and will seek to improve its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). The Adviser will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the GSCI Fund. In addition, at times, the GSCI Fund may actively select investments with differing maturities from the underlying components of the GSCI Benchmark, may not invest in all of the GSCI Benchmark’s components or in the same proportion as the GSCI Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked investments outside the GSCI Benchmark, and may emphasize some commodity sectors more than others.

The commodity futures contracts represented in the GSCI Benchmark are weighted based on global production values to reflect the relative significance (in the view of S&P) of the physical commodities underlying such commodity futures contracts to the world economy. The quantity of each of the commodities futures contracts included in the GSCI Benchmark is determined on the basis of a five-year average, referred to as the “world production average,” of the production quantity of the underlying commodity as published by the United Nations Statistical Yearbook, the Industrial Commodity Statistic Yearbook and other official sources.

Commodity futures contracts are selected by S&P for representation in the GSCI Benchmark, and the list is narrowed by application of S&P’s proprietary methodology. Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver. The GSCI Benchmark reflects the return from these commodity futures contracts.

The five-year moving average is updated annually for each commodity included in the GSCI Benchmark based on the most recent five-year period (ending approximately one and a half years prior to the date of calculation and moving backwards) for which complete data for all commodities is available. S&P reevaluates the composition of the GSCI Benchmark at the conclusion of each year, based on its index methodology. Other commodity futures contracts that satisfy the criteria set forth in the methodology, if any, are expected to be added to the GSCI Benchmark. Commodity futures contracts represented in the GSCI Benchmark that no longer satisfy the criteria set forth in the methodology, if any, are expected to be deleted.

S&P is expected to publish the nature of the changes through websites, new media or other outlets, with as much prior notice to market participants as is reasonably practicable.

The GSCI Fund is called “No K1” because it is designed to operate differently than other commodity-based exchange traded funds that distribute to shareholders a “Schedule K-1.” Schedule K-1 is a tax document that contains information regarding a fund’s income and expenses. Because Schedule K-1 is a complex form, shareholders may find that preparing tax returns requires additional time or the assistance of a professional tax adviser, at additional expense to the shareholder. In contrast, the GSCI Fund is designed to be taxed like a conventional mutual fund and therefore will deliver a “Form 1099” to investors, from which income, gains, and losses can be entered onto the investor’s tax return. To deliver 1099s consistent with applicable tax law, the GSCI Fund invests in an underlying subsidiary, as discussed below.

The GSCI Fund expects initially to gain exposure to the commodity futures markets by investing in Commodity Futures. The GSCI Fund does not expect to invest directly in Commodity Futures. The GSCI Fund expects to gain exposure to these investments by investing a portion of its assets in the GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the GSCI Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Adviser, and the Adviser complies with the provisions of the 1940 Act relating to advisory contracts. Unlike the GSCI Fund, the Subsidiary is not an investment company registered under the 1940 Act. The GSCI Fund’s investment in the Subsidiary is intended to provide the GSCI Fund with exposure to commodity futures markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the GSCI Fund. The GSCI Fund will invest up to 25% of its total assets in the Subsidiary. The GSCI Fund complies with the provisions of the 1940 Act governing capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary. Except as otherwise noted, references to the GSCI Fund’s investment strategies and risks include the investment strategies and risks of the Subsidiary.

The GSCI Fund’s principal investments are described below.

Commodity-linked derivative instruments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

●	Commodity Futures: The GSCI Fund expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.

As the Commodity Futures approach expiration, they will be sold prior to their expiration date, and similar contracts that have a later expiration date may be purchased. Thus, for example, a Commodity Futures purchased and held in August may specify an October expiration date. As time passes, the Commodity Futures expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a “roll yield,” and this can be either a positive amount or a negative amount. When establishing positions in Commodity Futures, the Adviser estimates as of the date of this prospectus that the GSCI Fund will be required to deposit initial margin, or collateral, with a value of approximately 3% to 10% of the value of each Commodity Futures position at the time it is established. These margin requirements are subject to change from time to time by the relevant futures exchange or the clearing futures commission merchant. Margin requirements established by the clearing futures commission merchant may exceed minimum levels established by the futures exchange. On a daily basis, the GSCI Fund is obligated to pay, or entitled to receive, variation margin, or collateral, in an amount equal to the change in the daily settlement level of its Commodity Futures positions. If the daily settlement level causes the value of the GSCI Fund’s Commodity Futures positions to decrease, the GSCI Fund will be required to post variation margin with the clearing futures commission merchant. Conversely, if the daily settlement level causes the value of the GSCI Fund’s Commodity Futures positions to increase, the GSCI Fund’s account with the clearing futures commission merchant will receive variation margin in an amount equal to the increase.

●	Swap Agreements: Commodity-linked swap agreements (“Commodity Swaps” or “Swaps”) are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The GSCI Fund may enter into some Commodity Swaps in the “over the counter” (“OTC”) market, that is, by negotiating directly with a third party called a “counterparty.” Other Commodity Swaps are cleared through a central counterparty and executed through a futures commission merchant. The GSCI Fund will invest in cleared Commodity Swaps through the Subsidiary and OTC Swaps directly or through the Subsidiary. The GSCI Fund may invest in Commodity Swaps as its assets grow.

Other commodity-linked instruments. The GSCI Fund may invest in other instruments whose value goes up or down based on price movements of underlying physical commodities, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including ETNs and other ETFs), and other investment companies. An ETN is an unsecured debt security that trades on an established exchange. Its underlying value is based on the value of an index, commodity, interest rate or other objectively determined reference. A commodity-linked note is an instrument that has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security, and at maturity, the principal payment is linked to the price movement of a commodity, commodity index, or commodity futures contract. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer. Commodity-linked notes may be principal-protected, partially-protected, or offer no principal protection. A principal-protected commodity-linked note means that the issuer will pay, at a minimum, the par value of the note at maturity. With a partially-protected or no-principal-protection commodity-linked note, the GSCI Fund may receive at maturity an amount less than the note’s par value if the commodity, index or other economic variable value to which the note is linked declines over the term of the note.

Fixed Income Securities. The GSCI Fund will invest in Fixed Income Securities. The Fixed Income Securities in which the GSCI Fund may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers’ acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. The GSCI Fund’s Fixed Income Securities earn interest income for the GSCI Fund and can be used as collateral (also referred to as “margin”) for the GSCI Fund’s investments in Commodity Futures.

The GSCI Fund does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

The GSCI Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Loss of money is a risk of investing in the Funds. The principal risks of the Funds are discussed in the summary sections of this prospectus. The following section provides additional information on the risks that apply to each Fund, which may result in a loss of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Investors should carefully consider these risks before investing. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

The investment programs of the Funds are speculative, entail substantial risks and include alternative investment techniques not employed by traditional mutual funds. A Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested. Moreover, certain investment techniques which a Fund may employ in its investment program can substantially increase the adverse impact to which the Fund’s investments may be subject. There is no assurance that the investment processes of a Fund will be successful, or that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses.

AUTHORIZED PARTICIPANT CONCENTRATION RISK

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of Authorized Participants.

Decisions by market makers or Authorized Participants to reduce their role or step away from these activities in time of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at discounts from net asset value and also in greater than normal intraday bid/ask spreads for the Fund’s shares.

CASH TRANSACTION RISK

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its shares in kind, will be passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in Fund shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

CLEARING BROKER RISK

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

COMMODITY AND COMMODITY-LINKED DERIVATIVE RISK

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked swaps, commodity futures, and commodity index futures, as well as other commodity-linked investments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction. For example, the energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, investment speculation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Commodity-Linked Derivative Instruments. The use of derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, Livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, and political and regulatory developments. For these reasons, the commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Even a small investment in derivative contracts can have a large impact on the Fund’s commodity exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the underlying reference asset. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In December 2015, the United States Securities and Exchange Commission proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.

Commodity Futures. Risks of commodity futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the

Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

The following events, among others, would generally result in a decline in the price of the futures contracts or commodities underlying the Fund’s benchmark index, and therefore of the price of Fund shares:

•	A significant increase in hedging activity by producers of the underlying commodities. Should producers of the commodities underlying the Fund’s benchmark index increase their hedging of their future production through forward sales or other short positions, this increased selling pressure could depress the price of one or more of the underlying commodities, which could adversely affect the price of Fund’s shares.

•	A significant change in the attitude of speculators and investors toward the futures contracts or commodities underlying the Fund’s benchmark index. Should the speculative community take a negative view towards one or more of the underlying futures contracts or commodities, it could cause a decline in the price of the commodity futures contracts reflected in the Fund’s benchmark index, which may reduce the price of the Fund’s shares.

•	Significant reductions in the size of positions permitted to be owned by the Fund or others in derivatives with respect to the Fund’s benchmark index or in the futures contracts and/or commodities underlying the benchmark index, for example, as a result of more restrictive position limits or position limit exemptions or more expansive position aggregation requirements, could reduce liquidity and depress the price of the Fund’s benchmark index and/or the underlying futures contracts, adversely affecting the value of your Fund shares.

Conversely, several factors could trigger a temporary increase in the price of the futures contracts or commodities underlying the Fund’s benchmark index. In that case, you could buy Fund shares at prices affected by the temporarily high commodity prices, and you could subsequently incur losses when the causes for the temporary increase disappear. Moreover, because the Fund must pay certain ongoing fees and expenses, the value of the shares may decrease even in periods where commodity prices are otherwise stationary.

By definition, futures contracts project price levels in the future and not current levels of valuation, and therefore market circumstances may result in a discrepancy between the price of the commodity future and the movement in the underlying commodity. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is a risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. Certain futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a different price. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Commodity Swaps. The Fund may invest in swap agreements to seek to enable the Fund to gain exposure to commodities or the Fund’s benchmark index without investing in specific commodities futures contracts or other derivative instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the reference instrument that underlies the swap agreement. The use of swap agreements can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk.

Swaps can involve greater risks than a direct investment in an underlying asset, such as a commodity, because swaps typically include a certain amount of embedded leverage and, as such, are subject to leveraging risk. Swaps are subject to liquidity risk and counterparty risk and also may be difficult to value. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Adverse changes in the value or level of an underlying commodity can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Under certain market conditions, the Fund may invest in a single swap, and a bankruptcy or other performance failure by the counterparty to the swap could cause the Fund to lose the assets held by the swap provider.

Cleared Swaps. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount of collateral referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount of collateral may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Although the counterparty to cleared swap contract is often backed by an FCM or clearing organization that is further backed by a group of financial institution, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owned but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform.

COMMODITY-LINKED NOTE RISK

Commodity-linked notes have characteristics of both a debt security and a commodity-linked derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities. In addition, these notes may be leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index; as a result, at the maturity of the note, the Fund may receive more or less principal than it originally invested.

COMMODITY POOL RISK

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund. Additionally, the Subsidiary’s positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

CREDIT RISK

There is a risk that issuers will not make payments on financial instruments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever a Fund enters into a derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When a Fund invests in over-the-counter derivative instruments, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.

Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

CYBER SECURITY RISK

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

EXCHANGE-TRADED NOTE RISK

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities of an issuer and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. An ETN’s returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events that affect the commodities markets. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.

FIXED INCOME RISK

The market value of fixed income investments will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Interest rates in the United States are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates because interest rates are expected to start increasing in the foreseeable future, with unpredictable impacts on the markets and the Fund’s investments. In March 2017, the Federal Reserve Board raised the target range for the federal funds rate to 3/4 to 1 percent and addressed how it would determine the timing and size of future adjustments to the target range for the federal funds rate. In addition, potential future changes in government policy, such as increased federal spending, may cause interest rates to rise.

The current low interest rate environment was created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Investments in fixed income securities may also involve the following risks, depending on the instrument involved:

•	Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Fund may prepay principal earlier than scheduled. As a result of this risk, the Fund may have to reinvest these prepayments at those lower rates, thus reducing its income.

•	Extension Risk – Fixed income securities held by the Fund are subject to the risk that payment on the loans underlying the securities held by the Fund will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Credit Risk – An investment in the Fund also involves the risk that the issuer of a fixed income security that the Fund holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Fund may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Asset Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

GAP RISK

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements, which can cause a commodity price to drop substantially from the previous day’s closing price.

INCREASED COMPETITION RISK

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

INDEX FUTURES RISK

The value of commodity futures contracts reflecting the performance of the Fund’s benchmark index (“Index Futures”) could be affected by factors that do not directly affect the Fund’s benchmark index, and accordingly, the value of the Index Futures and the level of the Fund’s benchmark index may vary from each other. The activities of market participants in trading Index Futures, or in trading other instruments related to the Fund’s benchmark index, could affect the value of the Index Futures independent of any change in the Fund’s benchmark index and adversely affect the correlation between the value of the Index Futures and the level of the Fund’s benchmark index.

The prices of the various Index Futures are expected to reflect supply and demand in the market for such Index Futures, which in turn may reflect market expectations at any given time about prospective changes in the level of the Fund’s benchmark index and other market conditions. In this way, trading in the market for an Index Futures position might cause a divergence between the price of such Index Futures position and the level of the Fund’s benchmark index. Similarly, actions by the applicable futures exchange with respect to Index Futures, such as the imposition of trading or price limits, could adversely affect this correlation. In these circumstances, it is possible that changes in the Fund’s net asset value will not adequately reflect changes in the level of the Fund’s benchmark index. In the event of market disruptions with respect to the Index Futures, such as a suspension of trading by the related futures exchange as a result of market activity, systems or communications failures or other causes, the value of the Index Futures and the level of the Fund’s benchmark index could diverge, which could adversely affect the value of the Fund’s shares.

Although arbitrage activity by market participants is expected to have the effect of reducing or mitigating divergence between the value of the Index Futures and the level of the Fund’s benchmark index, such arbitrage activity may not fully offset any divergence at all times during which the Fund’s shares are outstanding. In the event that any such divergence between the value of the Index Futures and the level of the Fund’s benchmark index exists from time to time, changes in the net asset value of the Fund may not adequately reflect changes in the level of the Fund’s benchmark index, which could adversely affect the value of the Fund’s shares. The impact of certain of these considerations may be heightened in cases where the Fund’s positions are concentrated in a particular Index Futures position or in cases where the Fund represents a substantial portion of the open interest in a particular Index Futures position.

In addition, other actions taken by a futures exchange, including rule changes relating to clearing fees, margin requirements, or the minimum price fluctuations applicable to an Index Futures position, may result in economic, tax or other consequences to market participants that trade or hold Index Futures. Such actions may result in consequences that adversely affect Fund shareholders without necessarily affecting the correlation between the settlement price of the Index Futures and the level of the Fund’s benchmark index. Trading in futures transfers the risk of future price movements from one market participant to another. This means that for every gain, there is an equal and offsetting loss. Futures contracts themselves (including Index Futures) are not assets with intrinsic value, and simply reflect, in the case of cash-settled contracts, certain rights to payment or obligations to make payments to the other party to the contract, and in the case of physically-settled contracts, an agreement to make or take delivery of a particular asset at a specified price. Accordingly, market participants taking the opposite side of the Fund’s Index Futures trades may believe that the price of such Index Futures will move against the Fund, and the Fund may be at an informational or other disadvantage relative to such market participants.

In order for the Fund to achieve its investment objective on an ongoing basis, it is anticipated that existing positions in Index Futures will need to be closed out and new positions in Index Futures will need to be established from time to time. The Fund may further close out of existing positions and establish new positions in Index Futures from time to time, including new positions in earlier expiring Index Futures, which may allow it to reduce its concentration in any particular Index Futures position or to benefit from more liquid markets or otherwise beneficial market activity in Index Futures listed with different expirations or on different futures exchanges. This activity is expected to cause the Fund to incur transaction costs, such as brokerage fees and commissions, and may cause the Fund’s shares to under-perform the Fund’s benchmark index. In particular, the prices obtained in connection with rolling Index Futures positions may be adversely affected by market conditions (including the possibility of market disruptions) and by the trading activities of other market participants, which may reflect market awareness of the Fund’s position in its Index Futures. For example, if other market participants are able to anticipate the timing of the Fund’s transactions, they may be able to execute transactions in advance of the Fund, which would allow these market participants to benefit from the transactions executed by the Fund but adversely affect the prices obtained by the Fund. In addition, if the Fund’s Index Futures positions represent a significant part of the open long interest in such Index Futures, other market participants may take this into account, with a potential adverse impact on the prices at which the Fund is able to execute such transactions. There can be no assurance that the Fund will be able to effect its transactions in a manner that will allow it to avoid these risks. The applicable futures exchange may cease to list other Index Futures that the Fund will be able to roll its positions into, and any Index Futures listed by a futures exchange in the future may have terms that differ from those currently held by the Fund.

If the Fund liquidates positions in Index Futures in order to satisfy redemption requests or to pay expenses and liabilities, it does so by entering sell orders with its clearing futures commission merchant for execution on the applicable futures exchange. The resulting sales serve to offset a portion of the Fund’s long positions in Index Futures. However, in entering sell orders, the Fund is subject to the risk that temporary aberrations or distortions will occur in the market at the time these sales are effected and that the prices received by the Fund on its sales could be adversely affected, thereby adversely affecting the value of the Fund’s shares. Such aberrations or distortions could occur as a result of trading activities by other market participants or actions taken by the clearing futures commission merchant, a futures exchange, other self-regulatory organizations or regulatory authorities, including the liquidation of the Fund’s Index Futures to satisfy applicable margin requirements.

If the Fund’s Index Futures are liquidated at inopportune times or in a manner that causes a temporary market distortion, this may adversely affect the Fund’s net asset value and the value of your shares.

INDEX-RELATED RISK

Errors in index data, index computations and/or the construction of the Fund’s benchmark index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Changes in the composition and valuation of the Fund’s benchmark index may adversely affect your Fund shares. The composition of the Fund’s benchmark index may change over time as additional instruments satisfy the eligibility criteria or instruments currently included in the Fund’s benchmark index fail to satisfy those criteria. In addition, the index provider may modify the method for determining the composition and weighting of the index and for calculating its value.

The Fund is not sponsored, endorsed, sold or promoted by the index provider. The index provider makes no representation or warranty, express or implied, to the owners of Fund shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund’s benchmark index, including, without limitation, all sub-indices, to track the appropriate market performance. The index provider’s only relationship to the Fund or the Adviser is the licensing of certain trademarks, trade names of the index provider and the Fund’s benchmark index and other intellectual property. The Fund’s benchmark index is composed by the index provider and calculated by the index provider or its agents without regard to the Fund or the Adviser. The index provider has no obligation to take the needs of the Fund or the Adviser or the Fund’s shareholders into consideration in determining, composing or calculating the Fund’s benchmark index. The index provider is not responsible for and has not participated in the determination of the prices and the number of Fund shares or the timing of the issuance or sale of shares.

The index provider does not guarantee the accuracy or the completeness of the Fund’s benchmark index or any data included therein, and the index provider disclaims any and all liability for any errors, omissions, or interruptions therein. The index provider makes no warranty, express or implied, as to the results to be obtained by the Fund, its shareholders or any other person or entity from use of the Fund’s benchmark index or any data included therein. The index provider makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Fund’s benchmark index or any data included therein.

INVESTMENT COMPANY RISK

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that fund’s expenses while also paying its own advisory and administrative fees.

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LEVERAGE RISK

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

LIQUIDITY RISK

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. Illiquid investments may be more difficult to value and more difficult or costly to buy or to sell as compared to more actively traded investments. Liquidity risk is a factor in the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

In addition, a lack of liquidity in the market for the Fund’s shares may lead to differences between the market price of the Fund’s shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in fixed income securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

MARKET RISK

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s net asset value could decline over short periods due to short-term market movements and over longer periods during market downturns.

MANAGEMENT RISK

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results.

NEW FUND RISK

The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

NON-DIVERSIFICATION RISK

The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

OPERATIONAL RISK

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

In addition, the Fund generally exculpates, and in some cases indemnifies, its service providers and agents with respect to losses arising from unforeseen circumstances and events, which may include the interruption, suspension or restriction of trading on or the closure of the exchange on which Fund shares trade, a futures exchange, power or other mechanical or technological failures or interruptions, computer viruses, communications disruptions, work stoppages, natural disasters, fire, war, terrorism, riots, rebellions or other circumstances beyond the control of the Fund or its service providers and agents. Accordingly, the Fund generally bears the risk of loss with respect to these unforeseen circumstances and events to the extent relating to the Fund, which may limit or prevent the Fund achieving its investment objective or otherwise expose it to loss.

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Although it is generally expected that the Fund’s direct service providers and agents will have disaster recovery or similar programs or safeguards in place to mitigate the effect of such unforeseen circumstances and events, there can be no assurance that these safeguards are in place for all parties whose activities may affect the performance of the Fund, or that these safeguards, even if implemented, will be successful in preventing losses associated with such unforeseen circumstances and events. Nor can there be any assurance that the systems and applications on which the Fund relies will continue to operate as intended. In addition to potentially causing performance failures at or direct losses to, the Fund, any such unforeseen circumstances and events or operational failures may further distract the service providers, agents or personnel on which the Fund relies, reducing their ability to conduct the activities on which the Fund is dependent. These risks cannot be fully mitigated or prevented, and further efforts or expenditures to do so may not be cost effective, whether due to reduced benefits from implementing additional or redundant safeguards or due to increases in associated maintenance requirements and other expenses that may make it more costly for the Fund to operate in more typical circumstances.

PORTFOLIO TURNOVER RISK

The Fund may engage in frequent trading of derivatives, particularly during periods of volatile market movements. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, although such expenses are not reflected in the Fund’s Fees and Expenses table. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

REGULATORY RISK

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Pursuant to the provisions of the Dodd-Frank Act Wall Street Reform and Consumer Protection Act, the CFTC proposed regulations in November 2013, referred to in this prospectus as the “Proposed Position Limits Rules,” that impose new federal position limits on futures and options on a subset of “reference contracts” consisting of contracts on energy, metal, and agricultural commodities and economically equivalent swaps. In September 2015, the CFTC re-proposed certain provisions of the Proposed Position Limits Rules affecting changes to position aggregation requirements.

The Proposed Position Limits Rules would include as reference contracts a number of the futures contracts included in the Fund’s benchmark index, and as of the date of this prospectus, such contracts represent a substantial portion of the weight of the Fund’s benchmark index. Consequently, if the Proposed Position Limits Rules are adopted as proposed, the maximum positions that market participants can hold in the reference contracts that underlie the Fund’s benchmark index may be limited, which could reduce the liquidity of such reference contracts and adversely affect the performance of the Fund’s benchmark index and the value of your shares of the Fund.

ROLL YIELD RISK

The Fund expects to invest in futures contracts that, as they near expiration, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange-traded futures contracts approach expiration, they will be sold prior to their expiration date, and similar contracts that have a later expiration date may be purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a “roll yield,” and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts the Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of the Fund.

SECONDARY MARKET TRADING RISK

An investment in the Fund faces risks from its shares being traded in the secondary market, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to net asset value.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, Inc. (“NYSE” or the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in Fund shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s shares and their underlying value.

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Fluctuation of Net Asset Value. The net asset value of Fund shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s net asset value and supply and demand of shares on the Exchange. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This may be reflected as a spread between the bid and ask prices for Fund shares quoted during a trading day or a premium or discount in the closing price of Fund shares from the Fund’s net asset value. It cannot be predicted whether Fund shares will trade below, at or above their net asset value.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

SUBSIDIARY INVESTMENT RISK

The Subsidiary’s principal investment strategies, investment objective and principal risks are substantially the same as the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity futures contracts held by the Subsidiary are similar to those that are permitted to be held by the Fund and thus are subject to the same risks whether or not they are held by the Fund or the Subsidiary.

There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and unless otherwise noted in this prospectus, is not subject to the regulatory protections of the 1940 Act. The Board of Trustees of GraniteShares ETF Trust has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In adhering to the Fund’s investment restrictions and limitations, the Adviser will treat the assets of the Subsidiary generally in the same manner as assets that are held directly by the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the fund and the Subsidiary are organized, respectively, could result in the inability of the fund and/or the Subsidiary to operate as intended and could adversely affect the fund and its shareholders. For example, the Cayman Islands currently does not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If this were to change and the Subsidiary was required to pay Cayman Island taxes, the investment returns of the fund would likely decrease.

TAX RISK

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC under Subchapter M of the Internal Revenue Code, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. In September 2016, the Internal Revenue Service (“IRS”) and the Department of the Treasury issued proposed regulations that would, among other things, generally require the Subsidiary to distribute its income each year in order for the Fund to treat that income as “qualifying income”. The Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as “qualifying income,” which is consistent with the recently proposed IRS regulations. Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to ensure compliance with the Fund’s asset diversification test as described in more detail in the SAI. A decision by the IRS and the Department of the Treasury to adopt regulations different from those proposed in September 2016 could affect the operation of the Fund.

The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund were to fail to meet the qualifying income test or the asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the asset diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

U.S. GOVERNMENT SECURITIES RISK

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. These entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities, which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

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VALUATION RISK

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings. When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day.

The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily net asset value and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “Intraday Interim Value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IIV based on the current market value of the financial instruments and/or cash required to be deposited in exchange for a Creation Unit (as defined below). The IIV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s net asset value, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio investments held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

PORTFOLIO HOLDINGS

Information about each Fund’s daily portfolio holdings is available at www.graniteshares.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year and its second fiscal quarter in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”). Information on how to obtain the SAI is on the inside back cover of this prospectus.

FUND MANAGEMENT

ADVISER

GraniteShares Advisors LLC, the investment adviser to Funds, is a Delaware limited liability company located at 30 Vesey Street, 9th Floor, New York, NY 10007. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the “Board”) of the GraniteShares Trust (the “Trust”). For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and 0.35% per annum of the average daily net assets of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF, in each case calculated daily and paid monthly.

Pursuant to the terms of the investment advisory agreement with respect to the Funds, the Advisor has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the investment advisory agreement with respect to the Funds, please see the “Investment Advisory and Other Services” section of the SAI.

The Adviser is a wholly-owned subsidiary of GraniteShares, Inc., a Delaware corporation. The Adviser has been a registered investment adviser since 2017 and did not have any assets under management as of the date of this prospectus.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with respect to each Fund and its respective Subsidiary is available in the Trust’s annual report to shareholders for the period ending June 30, 2017.

PORTFOLIO MANAGERS

Benoit Autier has been Chief Operating Officer & Head of Product at GraniteShares since 2017. Prior to joining GraniteShares, Mr. Autier started his career in 1999 at KPMG Audit in Paris before moving in 2003 to Ricol & Lasteyrie (member of the E&Y Corporate Finance network). He joined ETF Securities in 2005, where he worked for over 10 years in London and New York. While at ETF Securities, Mr. Autier was Head of Product Management, overseeing the operation of more than 300 exchange-traded products. Between 2015 and 2016, Mr. Autier worked at the World Gold Council in New York, where he helped structuring the SPDR® Long Dollar Gold Trust. Mr. Autier received a Master in Finance from the London Business School in 2005.

Jeff Klearman has been Portfolio Manager at GraniteShares since 2017. Mr. Klearman has over 20 years of experience working as a trader, structurer, marketer and researcher. Most recently, Mr. Klearman was the Chief Investment Officer for Rich Investment Services, a company which created, listed and managed ETFs. Prior to Rich Investment Services, Mr. Klearman headed the New York Commodities Structuring desk at Deutsche Bank AG. From 2004 to 2007, Mr. Klearman headed the marketing and structuring effort for rates based structured products at BNP Paribas in New York. Mr. Klearman worked at AIG Financial Products from 1994 to 2004 trading rates-based volatility products as well as marketing and structuring. Mr. Klearman received his MBA in Finance from NYU Stern School of Business and his Bachelors of Science in Chemical Engineering from Purdue University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

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BUYING AND SELLING SHARES

The Funds issue and redeem shares at net asset value only in a large specified number of shares each called a “Creation Unit,” or multiples thereof. A Creation Unit consists of 50,000 shares. Fund shares are listed for secondary trading on the NYSE. When you buy or sell a Fund’s shares on the secondary market, you will pay or receive the market price. You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The shares will trade on the NYSE at prices that may differ to varying degrees from the daily net asset value (“NAV”) of the shares. The NYSE is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by its total number of shares outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the NYSE (ordinarily 4:00 p.m., Eastern time).

When determining NAV, the value of a Fund’s portfolio securities or other instruments is based on market prices of the securities or other instruments, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of the value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security or other instrument’s market price is not readily available or does not otherwise accurately reflect the fair value of the security or other instrument, the security or other instrument will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. Fair value pricing may be used in a variety of circumstances, including, but not limited to, situations when the value of a security or other instrument in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security or other instrument is principally traded but prior to the close of the NYSE (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security or other instrument has been suspended or halted. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security or other instrument will materially differ from the value that could be realized upon the sale of the security or other instrument. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the underlying benchmark index. This may result in a difference between the Fund’s performance and the performance of the underlying benchmark index.

BOOK ENTRY

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

FREQUENT REDEMPTIONS AND PURCHASES OF FUND SHARES

Unlike frequent trading of shares of a traditional open-end mutual fund’s (i.e., not exchange-traded) shares, frequent trading of shares of a Fund on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capitalization gains, or otherwise harm the Fund’s shareholders because these trades do not involve the Fund directly. Certain institutional investors are authorized to purchase and redeem each Fund’s shares directly with the Fund. To the extent these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects noted above that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for Creation Units, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.

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DIVIDENDS, DISTRIBUTIONS, AND TAXES

FUND DISTRIBUTIONS

Each Fund intends to pay out dividends from net investment income, if any, at least annually. The Fund also intends to distribute net realized capital gains, if any, to its shareholders at least annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code, and to avoid a federal excise tax imposed on RICs.

DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own a Fund’s shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the applicable Fund purchased in the secondary market.

TAX INFORMATION

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in a Fund. The summary is very general, and does not address investors subject to special rules, such as investors who hold shares through an IRA, 401(k) or other tax-deferred account. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Funds. Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to RICs under subchapter M of the Internal Revenue Code. As long as a Fund qualifies as a RIC, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions:

•	Each Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

•	The Fund’s distributions from income will generally be taxed to you as ordinary income or qualified dividend income. For noncorporate shareholders, dividends reported by the Fund as qualified dividend income are generally eligible for reduced tax rates.

•	Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s strategies may limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders.

•	Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) that you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed to noncorporate shareholders at reduced maximum rates.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares through a broker’s dividend reinvestment service. If you receive dividends or distributions in the form of additional shares through a broker’s dividend reinvestment service, you will be required to pay applicable federal, state or local taxes on the reinvested dividends but you will not receive a corresponding cash distribution with which to pay any applicable tax.

•	The Fund may be able to pass through to you foreign tax credits for certain taxes paid by the Fund, provided the Fund meets certain requirements.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, foreign tax credits and net capital gain distributions received from the Fund shortly after the close of each calendar year.

Taxes on Exchange-Listed Share Sales. Any capital gain or loss realized upon a sale of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less will be treated as long-term capital loss to the extent of amounts treated as distributions of long-term capital gains to the shareholder with respect to such shares.

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Medicare Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. This 30% withholding tax generally will not apply to distributions of net capital gain.

Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a shareholder that is a “foreign financial institution” as defined in Section 1471 of the Internal Revenue Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Distributions paid after June 30, 2014 and sale proceeds and certain capital gain dividends paid after December 31, 2018 to a non-U.S. shareholder that is not a foreign financial institution will generally be subject to such withholding tax if the shareholder fails to make certain required certifications. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. A Fund or your broker will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) has failed to certify that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax applicable to shareholders who are neither citizens nor residents of the United States.

DISTRIBUTION OF FUND SHARES

Foreside Fund Services, LLC (the “Distributor”) is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Fund shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by a Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by a Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the applicable Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available in each Fund’s annual report to shareholders and at www.graniteshares.com. Any such information represents past performance and cannot be used to predict future results.

FUND SERVICE PROVIDERS

The Bank of New York Mellon is the administrator, custodian and transfer agent for the Funds. The Bank of New York Mellon is located at 101 Barclay Street, New York, NY 10026.

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor for the Funds.

Vedder Price P.C., 1633 Broadway, 31st Floor, New York, NY 10019, serves a legal counsel to the Trust.

KPMG LLP, located at 345 Park Avenue, New York, NY 10154, serves as the Funds’ independent registered public accounting firm. KPMG LLP has been appointed by the Funds’ trustees to audit the annual financial statements of the Funds.

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PERFORMANCE INFORMATION

No performance information is presented for the Funds because they have been in operation for less than one full calendar year. After the first full calendar year, a risk/return chart and table will be provided. Any past performance of the Funds that will be shown will not be an indication of future results.

FINANCIAL HIGHLIGHTS

Highlights are intended to help you understand the financial history for the past five years (or, if shorter, the period of operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The annual information has been audited by KPMG LLP, independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the annual report. Annual reports are available free upon request.

GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	For the Period from May 19, 2017* to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income(b)	0.01
Net realized and unrealized loss on investments	(0.62)
Total loss from investment operations	(0.61)
Net asset value, end of period	$24.39
Total Return(a)(d)	(2.46)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$2,487
Ratio of net investment income to average net assets	0.49	%(c)
Ratio of operating expenses before waivers/reimbursements	1.85	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.30	%(c)
Portfolio turnover rate	—%

*	Commencement of operations.
(a)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Annualized.
(d)	Not annualized.

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GraniteShares ETF Trust

Consolidated Financial Highlights

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	For the Period from May 19, 2017* to June 30, 2017
Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income(b)	0.01
Net realized and unrealized loss on investments	(1.35)
Total loss from investment operations	(1.34)
Net asset value, end of period	$23.66
Total Return(a)(d)	(5.37)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$2,413
Ratio of net investment income to average net assets	0.45	%(c)
Ratio of operating expenses before waivers/reimbursements	2.12	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.40	%(c)
Portfolio turnover rate	—%

*	Commencement of operations.
(a)	Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(b)	Per share data is calculated using the average daily shares outstanding method.
(c)	Annualized.
(d)	Not annualized.

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ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds’ investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds. The SAI is incorporated by reference into, and is thus legally a part of, this prospectus.

FOR MORE INFORMATION

To request a free copy of the latest annual or semi-annual report of a Fund, the SAI or to request additional information about the Funds or to make other inquiries, please contact us as follows:

Call:        844-GRN-TSHR (844-476-8747)

Monday through Friday

9 a.m. to 5 p.m.

Write:     GraniteShares ETF Trust

c/o Foreside Fund Services,

LLC Three Canal Plaza, Suite 100

Portland, ME 04101

Visit:       www.graniteshares.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

The Trust’s Investment Company Act file number: 811-23214

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STATEMENT OF ADDITIONAL INFORMATION

GRANITESHARES FUNDS	NYSE ARCA, INC. TICKER SYMBOL
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	COMB
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	COMG

Each a series of GraniteShares ETF Trust (the “Trust”)

October 27, 2017

Investment Adviser:

GraniteShares Advisors LLC

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to the Trust’s series listed above, the SAI should be read in conjunction with the prospectus, dated October 27, 2017, as revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by writing the Funds’ distributor, Foreside Fund Services, LLC (the “Distributor”), by visiting the Trust’s website at www.graniteshares.com, or by calling 844-GRN-TSHR (844-476-8747).

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GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company currently consisting of multiple investment series, of which the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (each, a “Fund,” and collectively, the “Funds”) are series. The Trust was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The investment objective of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (the “BCOM Fund”) is to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (the “GSCI Fund”) is to provide long-term capital appreciation, primarily through exposure to commodity futures markets.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Only “Authorized Participants” may purchase or redeem Shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement (as defined below) with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Each Fund generally offers and issues Shares in exchange for a basket of financial instruments (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on the NYSE Arca, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of at least 50,000 Shares (“Creation Unit Aggregations”).

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust an amount in cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption (“Creation or Redemption Transaction Fee”). In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

INVESTMENT STRATEGIES

Unlike conventional exchange-traded funds (“ETFs”), the BCOM Fund and the GSCI Fund are “actively managed” and seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. Commodities are assets that have tangible properties, such as oil, agricultural produce or raw metals. The BCOM Fund’s investment strategy is based in part on the Bloomberg Commodity Index (the “BCOM Benchmark”), and the GSCI Fund’s investment strategy is based in part on the S&P GSCI Index (the “GSCI Benchmark”). Each of the BCOM Benchmark and the GSCI Benchmark is referred to herein as a “Benchmark.”

Each Fund invests, either directly or through a wholly-owned subsidiary (the “Subsidiary”), in commodity-linked derivative instruments, such as futures contracts and swap agreements, and other commodity-linked instruments, such as commodity-linked notes, exchange-traded products providing exposure to commodities (including exchange-traded notes and other ETFs), and other investment companies. While each Fund generally will seek exposure to the commodity markets included in the applicable Benchmark, the Funds are not index tracking ETFs and will seek to exceed the performance of the applicable Benchmark, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public-sector or corporate entities (“Fixed Income Securities”). In addition, at times, a Fund may actively select investments with differing maturities from the underlying Components of the applicable Benchmark, may not invest in all of the applicable Benchmark’s components or in the same proportion as the applicable Benchmark, may invest in commodity-linked derivative instruments and other commodity-linked instruments outside the applicable Benchmark, and may emphasize some commodity sectors more than others.

Each Fund’s investment in the applicable Subsidiary is expected to provide the Fund with exposure to commodity-linked derivatives in accordance with the limits of the federal tax laws, which limit the ability of investment companies like the Funds to invest directly in such investments. Each Fund’s investment in the applicable Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Each Subsidiary operates under Cayman Islands law. It is wholly-owned and controlled by the applicable Fund and advised by the Adviser. Each Subsidiary has the same investment objective as the applicable Fund and will follow the same general investment policies and restrictions.

Currently, the BCOM Benchmark consists of 22 commodities futures contracts with respect to 20 commodities: aluminum, coffee, copper, corn, cotton, crude oil (WTI and Brent), gold, ULS Diesel, lean hogs, live cattle, natural gas, nickel, silver, soybean meal, soybean oil, soybeans, sugar, unleaded gas, wheat (Chicago and KC HRW), and zinc.

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Currently, the GSCI Benchmark consists of 24 commodities futures contracts with respect to 22 commodities: crude oil (WTI and Brent), corn, live cattle, wheat (Chicago and Kansas), heating oil, gasoil, gold, copper, RBOB gasoline, soybeans, natural gas, aluminum, lean hogs, sugar, cotton, feeder cattle, coffee, zinc, lead, nickel, cocoa and silver.

BCOM BENCHMARK DISCLAIMER

“Bloomberg®” and “Bloomberg Commodity IndexSM” are service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”) and have been licensed for use for certain purposes by GraniteShares Inc.

The GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF is not sponsored, endorsed, sold or promoted by Bloomberg, UBS AG, UBS Securities LLC (“UBS Securities”) or any of their subsidiaries or affiliates. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates makes any representation or warranty, express or implied, to the owners of or counterparties to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF or any member of the public regarding the advisability of investing in securities or commodities generally or in the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF particularly. The only relationship of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates to GraniteShares Inc. is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Commodity IndexSM, which is determined, composed and calculated by Bloomberg in conjunction with UBS Securities without regard to GraniteShares Inc. or the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF. Bloomberg and UBS Securities have no obligation to take the needs of GraniteShares Inc. or the owners of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF into consideration in determining, composing or calculating Bloomberg Commodity IndexSM. None of Bloomberg, UBS AG, UBS Securities or any of their respective subsidiaries or affiliates is responsible for or has participated in the determination of the timing of, prices at, or quantities of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF to be issued or in the determination or calculation of the equation by which the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Shares are to be converted into cash.

None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates shall have any obligation or liability, including, without limitation, to GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF customers, in connection with the administration, marketing or trading of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF. Notwithstanding the foregoing, UBS AG, UBS Securities and their respective subsidiaries and affiliates may independently issue and/or sponsor financial products unrelated to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF, but which may be similar to and competitive with the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF. In addition, UBS AG, UBS Securities and their subsidiaries and affiliates actively trade commodities, commodity indices and commodity futures (including the Bloomberg Commodity IndexSM and Bloomberg Commodity Index Total ReturnSM), as well as swaps, options and derivatives which are linked to the performance of such commodities, commodity indices and commodity futures. It is possible that this trading activity will affect the value of the Bloomberg Commodity IndexSM and GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF.

The Prospectus of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF relates only to GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF and does not relate to the exchange-traded physical commodities underlying any of the Bloomberg Commodity IndexSM components. Purchasers of the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF should not conclude that the inclusion of a futures contract in the Bloomberg Commodity IndexSM is any form of investment recommendation of the futures contract or the underlying exchange-traded physical commodity by Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates. The information in the Prospectus regarding the Bloomberg Commodity IndexSM components has been derived solely from publicly available documents. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates has made any due diligence inquiries with respect to the Bloomberg Commodity IndexSM components in connection with the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF. None of Bloomberg, UBS AG, UBS Securities or any of their subsidiaries or affiliates makes any representation that these publicly available documents or any other publicly available information regarding the Bloomberg Commodity IndexSM components, including without limitation a description of factors that affect the prices of such components, are accurate or complete.

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NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG COMMODITY INDEXSM OR ANY DATA RELATED THERETO AND NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GRANITESHARES INC., OWNERS OF THE GRANITESHARES BLOOMBERG COMMODITY BROAD STRATEGY NO K-1 ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG COMMODITY INDEXSM OR ANY DATA RELATED THERETO. NONE OF BLOOMBERG, UBS AG, UBS SECURITIES OR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG COMMODITY INDEXSM OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS (INCLUDING UBS), AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES— WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE GRANITESHARES BLOOMBERG COMMODITY BROAD STRATEGY NO K-1 ETF OR THE BLOOMBERG COMMODITY INDEXSM OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS AMONG BLOOMBERG, UBS SECURITIES AND GRANITESHARES INC., OTHER THAN UBS AG.

GSCI BENCHMARK DISCLAIMER

The “S&P GSCI Index” is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and The Goldman Sachs Group Inc., and has been licensed for use by GraniteShares Inc. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); GSCI is a registered trademark of The Goldman Sachs Group, Inc., and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by GraniteShares Inc. It is not possible to invest directly in an index. GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or The Goldman Sachs Group, Inc. Neither S&P Dow Jones Indices nor The Goldman Sachs Group, Inc. make any representation or warranty, express or implied, to the owners of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF or any member of the public regarding the advisability of investing in securities generally or in GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF particularly or the ability of the S&P GSCI Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and The Goldman Sachs Group, Inc.’s only relationship to GraniteShares Inc. with respect to the S&P GSCI Index is the licensing of the S&P GSCI Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P GSCI Index is determined, composed and calculated by S&P Dow Jones Indices or The Goldman Sachs Group, Inc. without regard to GraniteShares Inc. or the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF. S&P Dow Jones Indices and The Goldman Sachs Group, Inc. have no obligation to take the needs of GraniteShares Inc. or the owners of GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF into consideration in determining, composing or calculating the S&P GSCI Inc. Neither S&P Dow Jones Indices nor The Goldman Sachs Group, Inc. are responsible for and have not participated in the determination of the prices, and amount of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF or the timing of the issuance or sale of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF or in the determination or calculation of the equation by which the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and The Goldman Sachs Group, Inc. have no obligation or liability in connection with the administration, marketing or trading of the GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF. There is no assurance that investment products based on the S&P GSCI Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

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NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GSCI OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND THE GOLDMAN SACHS GROUP, INC. SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND THE GOLDMAN SACHS GROUP, INC. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY GRANITESHARES INC., OWNERS OF THE GRANITESHARES S&P GSCI COMMODITY BROAD STRATEGY NO K-1 ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GSCI OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR THE GOLDMAN SACHS GROUP, INC. BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE GOLDMAN SACHS GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by each Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers, who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PORTFOLIO HOLDINGS

POLICY ON DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust (the “Board”) has adopted a policy on disclosure of portfolio holdings, which it believes is in the best interest of each Fund’s shareholders. The policy provides that each Fund’s current portfolio holdings may not be selectively disclosed, except under the safeguards and circumstances provided in the policy or as otherwise required by state law or federal securities laws. The policy is designed to prevent the possible misuse of knowledge of a Fund’s portfolio holdings and to ensure that the interests of the Adviser, the Funds’ Distributor, custodian, transfer agent, fund accountant and administrator, or any affiliated person of the Fund or the Funds’ service providers, are not placed above those of the Funds’ shareholders. As a general principal, the policy prohibits the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.

Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund.

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Other than as provided in the preceding paragraph, portfolio information of the Funds must be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of the Funds’ respective shareholders; (b) does not put the interests of the Funds’ service providers or any affiliated person of the Funds and their service providers above those of the Funds’ shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain entities (as described below) may receive portfolio information in a format not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and, to the extent appropriate, confidentiality arrangements limiting the use of such information are in effect. The “entities” referred to in sub-section (c) are generally limited to NSCC members and subscribers to various fee -based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of a Fund’s portfolio.

The Trust’s Chief Compliance Officer (the “CCO”) may authorize disclosure of portfolio holdings under additional circumstances when it is determined to be appropriate and doing so is reasonably likely not to harm a Fund or its shareholders.

Greater than daily access to information concerning the Fund’s portfolio holdings will be permitted (i) to certain personnel of the Funds’ service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including Authorized Participants, and (ii) to other personnel of the Funds’ service providers who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the Trust’s exemptive order, agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, and in the ordinary course of business, such information may also be disclosed (i) to other entities that provide services to the Funds, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Fund and (ii) generally after it has been disseminated to the NSCC. The Trust seeks to avoid potential conflicts between the interests of the Funds’ shareholders and those of the Funds’ service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. The Trust seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Funds.

A report will be made to the Board at the next quarterly meeting if disclosure of a Fund’s current portfolio holdings was authorized by the CCO, as discussed above, or outside the permissions of the policy. The policy is subject to periodic review by the Board. As part of the annual review of the Trust’s compliance policies and procedures, the CCO will report to the Board regarding the operation and effectiveness of the policy, including as to any changes to the policies and procedures that have been made or recommendations for future changes. The Board is responsible for approving or ratifying any amendment to the policy.

Portfolio holdings will be disclosed through required filings with the SEC. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semiannual period) and Form N-Q (with respect to the first and third quarters of a Fund’s fiscal year). Shareholders may obtain the Funds’ Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Funds’ investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

NON-DIVERSIFICATION

Each Fund is classified as non-diversified within the meaning of the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. As a non-diversified investment company, a Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that a Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers.

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Each Fund’s investments will be limited, however, in order to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”).

BORROWING

The Funds may borrow to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its net assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating a “senior security” for purposes of the 1940 Act provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased or sold on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (i) maintains an offsetting financial position, or (ii) segregates liquid assets (constituting cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (i) above, and the amounts of assets that need to be segregated for purposes of (ii) above (the “Asset Segregation Policies”).

The Asset Segregation Policies may require a Fund to sell a portfolio security or exit a transaction at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes until the Fund’s obligations under the financial instruments have been satisfied. In addition, the Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices for each Fund and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

Commodity-Linked Notes

A commodity-linked note has characteristics of both a debt security and a commodity-linked derivative. It typically makes interest payments like a debt security and at maturity the principal payment is linked to the price movement of an underlying commodity-related variable that may be: a physical commodity (such as heating oil, livestock, or agricultural products), a commodity future or option contract, a commodity index, or some other readily measurable variable that reflects changes in the value of particular commodities or the commodities markets. Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer, and are negotiated with the issuer to obtain specific terms and features that are tailored to particular investment needs.

Risks of Commodity-Linked Notes. A Fund may invest in commodity-linked notes to gain exposure to commodities markets. Commodity-linked notes may be subject to special risks that do not affect traditional equity and debt securities:

●	Risk of loss of interest. If the interest rate on a commodity-linked note is based on the value of a particular commodity, commodity index or other economic variable, a Fund might receive lower interest payments (or not receive any interest) if the value of the underlying investment falls.

●	Risk of loss of principal. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the value of the commodity, commodity index or other economic variable may not increase sufficiently so that a Fund might not receive a portion (or any) of the principal when the investment matures or upon earlier exchange.

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●	Credit risk. Commodity-linked notes are subject to credit risks on the underlying investment and to counterparty credit risk. If the counterparty fails to meet its obligations, a Fund may lose money.

●	Liquidity risk. A liquid secondary market may not exist for certain commodity-linked notes the Fund buys, which may make it difficult for a Fund to sell them at an acceptable price or to accurately value them.

●	Volatility risk. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage increases the volatility of the value of commodity-linked notes and their value may increase or decrease more quickly than the underlying commodity, commodity index or other economic variable.

Derivative Instruments

Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include futures, forwards and swaps.

Derivative instruments may be used for “hedging,” which means that they may be used when the Adviser seeks to protect a Fund’s investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of a Fund’s portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the Adviser’s ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. A Fund’s use of derivative instruments may be limited from time to time by policies adopted by the Board or the Adviser.

Because some derivative instruments used by a Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. The obligation to cover or segregate such assets is described more fully under “Borrowing” in this SAI.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. For more information about swap agreements generally, see “Swaps” below. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

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Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

A Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund) an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily, and the variation margin is monitored by the Adviser and the Fund’s custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Adviser may still not necessarily result in a profitable transaction.

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Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law. For more information, see “Developing government regulation of derivatives” below.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

When purchasing stocks or bonds, a buyer acquires ownership in a security; however, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs because most futures traders use the liquidity of the central marketplace to sell their exchange-traded futures contract before expiration. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. For example, a contract purchased and held in December may have an expiration date in March. As this contract nears expiration, a long position in the contract may be replaced by selling the March contract and purchasing a contract expiring in September. This process is referred to as “rolling.” The price of a futures contract is generally higher or lower than the spot price of the underlying asset when there is significant time to expiration of the contract due to various factors within the market. As a futures contract nears expiration, the futures price will tend to converge to the spot price. Historically, the prices of some futures contracts with near-term expirations may be higher than for futures contracts with longer-term expirations. This circumstance is referred to as “backwardation.” If the market for futures contracts is in “backwardation,” the sale of the near-term month contract would be at a higher price than the longer-term contract, and futures investors generally will earn positive returns. Conversely, a “contango” market is one in which the price of futures contracts in the near-term months are lower than the price of futures contracts in the longer-term months. If the market for futures contacts is in “contango,” it would create a cost to “roll” the futures contract, resulting in negative returns. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, a Fund may not “roll” futures contracts on a predefined schedule as they approach expiration; instead the Adviser may determine to roll to another futures contract in an attempt to generate maximum yield. There can be no guarantee that such a strategy will produce the desired results.

Swaps. Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

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Each Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (i) registration and regulation of swap dealers and major swap participants; (ii) requiring central clearing and execution of standardized swaps; (iii) imposing margin requirements on swap transactions; (iv) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (v) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

In December 2015, the CFTC adopted margin requirements for uncleared swaps. When the CFTC’s margin requirements become effective, the requirements may impact a Fund’s ability to engage in uncleared swaps because margin for uncleared swaps is expected to be higher than margin for cleared swaps.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

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In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (“SEF”) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Total return swaps. Generally, a total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or securities index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. A Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset). A fixed income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high yield bonds or emerging market bonds). A fixed income total return swap is similar to other swaps, such as interest rate swaps where payment streams are exchanged between the Fund and the counterparty.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser correctly to predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Funds’ limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. Central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

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Certain IRS positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements on uncleared swaps in the near future, which are likely to impose higher margin requirements on uncleared swaps.

Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goals. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

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Exchange-Traded Notes

Exchange-traded notes (“ETNs”) are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index, minus applicable fees; no period coupon payments are distributed and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs.

Risks of ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and other economic, legal, political or geographic events. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to credit risk, whereby the Fund could lose money if the issuer of a note is unable to pay interest or repay principal when it is due.

ETNs may trade at a premium or a discount to their indicative value. For example, an ETN might trade at a premium to its indicative value if the issuer suspends issuance of new notes. Paying a premium relative to the indicative value to purchase the ETN in the secondary market, and then selling the ETN when the market price no longer reflects the premium, could lead to significant losses for a Fund.

Government Securities

A Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to the U.S. government-sponsored federal agencies and instrumentalities described above, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise’s operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac.

Types of Government Securities:

U.S. Treasury Obligations: U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”).

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STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies: Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity, there might not be a market, and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s Shares.

Investment Companies

A Fund may invest in the securities of other investment companies, including money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Other Short-Term Instruments

A Fund may invest in short-term instruments, including short-term Treasuries and money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Wholly-Owned Subsidiary

A Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures and swap contracts). The Subsidiary may also invest in certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions.

Since a Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Fund’s Prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in the Fund’s Prospectus and in this SAI to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.

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Risks of Investing in the Subsidiary. The Subsidiary is not registered under the 1940 Act and is not subject to its investor protections. Each Fund, as the sole shareholder of the respective Subsidiary, does not have all of the protections offered by the 1940 Act. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Adviser. Therefore, a Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated), could prevent a Fund and/or a Subsidiary from operating as described in the Fund’s Prospectus and this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require the Subsidiary to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of the Fund’s portfolio investments may fluctuate in accordance with changes in the financial condition of the issuers thereof, the value of financial instruments generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities and derivatives, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities and derivatives markets may deteriorate (either of which may cause a decrease in the value of the portfolio investments and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

CYBER SECURITY

The Funds, their service providers, the Exchange, and Authorized Participants are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds, their service providers, the Exchange, or Authorized Participants may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate the Funds’ NAVs; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value. There can be no assurance that the Funds, their service providers, the Exchange, or Authorized Participants will not suffer losses relating to cyber attacks or other information security breaches in the future.

TAX RISKS

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

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INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its net assets in the securities of a particular industry or group of industries). For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Lend any security or make any other loan except to the extent permitted under the 1940 Act the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed without a shareholder vote.

1. The Fund will not invest in illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board without approval by shareholders.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

During times of adverse market, economic, political or other conditions, a Fund may depart temporarily from its principal investment strategies (such as by maintaining a significant uninvested cash position) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost investment opportunities. During these periods, the Fund may not achieve its investment objective.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the summary section of the Fund’s Prospectus under the “PURCHASE AND SALE OF FUND SHARES” and in the statutory Prospectus under “BUYING AND SELLING SHARES.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (ii) the value of its Benchmark or portfolio of securities on which the Fund is based is no longer calculated or available; (iii) the “indicative optimized portfolio value” (“IOPV”) of the Fund is no longer calculated or available; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove a Fund’s Shares from listing and trading upon termination of the Trust or the Fund.

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The Exchange or market data vendors or other information providers will disseminate, every fifteen seconds during the regular trading day, an IOPV relating to each Fund. The IOPV calculations are estimates of the value of a Fund’s net asset value per Share using market data converted into U.S. dollars at the current currency rates. The IOPV price is based on quotes and closing prices from the securities local market and may not reflect events that occur subsequent to the local market’s close. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per Share of a Fund, which is calculated only once a day. Neither the Funds or the Adviser, nor any of their affiliates is involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

The Trust reserves the right to adjust the Share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per Share is calculated and the trading currency is the currency in which Shares of the Fund are listed and traded on the Exchange.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Fund Management.”

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities: The management and affairs of the Trust and each Fund described in this SAI are overseen by the Board. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most registered investment companies, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator (as defined below). The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. Each Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The role of the members of the Board (the “Trustees”) in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure.

Thereafter, the Board continues its oversight function as various personnel, including the CCO, as well as personnel of the Adviser and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Funds’ investment advisory agreements with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ performance and the Funds’ investments, including, for example, portfolio holdings schedules.

The CCO reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Board has also established a Valuation Committee that is responsible for implementing the Trust’s valuation procedures and providing reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of a Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board and Officers:

There are three members of the Board, two of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). William Rhind, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead Independent Trustee. The Board is comprised of 66% Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. Because of the ease of communication arising from the relatively small size of the Board and the small number of Independent Trustees, the Board has determined not to designate a lead Independent Trustee at this time.

The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 66% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of the Independent Trustees.

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Set forth below are the names, birth years, positions with the Trust, length of term of office, the number of portfolios in the Fund Complex (defined below) overseen, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee, as well as information about each officer of the Trust. The business address of each Trustee and officer of the Trust is 30 Vesey Street, 9th Floor, New York, New York 10007. The “Fund Complex” includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser. As of the date of this SAI, the Fund Complex consists of two funds.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee and/or Officer	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees and Officers
William Rhind 1979	Trustee, Chairman of the Board, Treasurer and Secretary, President of the Trust (since 2016)(1)	CEO, World Gold Trust Services LLC (sponsor of SPDR Gold Trust) (2013-2016) Managing Director, ETF Securities (investment advisory firm) (2007- 2013)	2	Director, University of Bath Foundation (charitable organization)
James R. Nash 1981	Chief Compliance Officer of the Trust (since 2017)	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (fund compliance services firm) (2016- present) Senior Associate and Regulatory Advisor, J.P. Morgan Chase Bank, N.A. (2014-2016) Back Officer Product Analyst, Linedata Services (financial services software firm) (2011-2014)	2	None
(1) William Rhind is an interested trustee due to his ownership of shares of, and his position as CEO of, GraniteShares, Inc., the owner of the Adviser.
Independent Trustees
Steven James Smyser 1973	Independent Trustee of the Trust (since 2017)	CFO, Packet Host, Inc. (information technology firm) (2014-present) Founder, Silver Horse Capital Partners, LLC (hedge fund) (2013- present) Director, Citi (1999-2013)	2	None
Seddik Meziani 1952	Independent Trustee of the Trust (since 2017)	Professor, Montclair State University, New Jersey (1999- present)	2	Member of the Research Advisory Board, ETF Global, LLC (market data and research provider)

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Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

William Rhind is the founder and CEO of GraniteShares, Inc., an independent ETF company based in New York. Prior to GraniteShares, Mr. Rhind was CEO of World Gold Trust Services LLC, part of the World Gold Council. Prior to joining the World Gold Council in 2013, Mr. Rhind was a senior executive at ETF Securities, from 2007 to 2013. He was also formerly a Principal at iShares. Mr. Rhind is a graduate of the University of Bath, in England.

Steven Smyser is the CFO at Packet Host, Inc., an automated bare metal web hosting startup based in New York City. He is also the founder of Silver Horse Capital Partners, LLC, a passively run fund. He previously worked as a Director at Citi trading equity derivatives until 2013. In this role, he covered a collection of the largest customers of the firm and was responsible for various proprietary stock and option trading strategies. During his 14-year tenure at Citi, Mr. Smyser also held various risk management roles in both the Fixed Income and Equities divisions. Prior to joining Citi, he worked at Freddie Mac on the mortgage-backed securities trading desk. Mr. Smyser graduated Magna Cum Laude from James Madison University with a B.B.A. in International Business and a minor in Economics and French.

Seddik Meziani is a professor of finance at Montclair State University, NJ, and the Soliciting Editor of The Journal of Index Investing. He received a Ph.D from Rensselaer Polytechnic Institute and an MBA from New York University. He has authored three ETF books and authored or coauthored 32 peer reviewed articles, along with editorials, commentaries and other articles in newspapers, magazines and trade journals. Dr. Meziani is also a consultant and speaker. He is frequently quoted by the media on ETF topics and speaks regularly at industry conferences.

BOARD COMMITTEES

The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of 100% of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator (as defined below) that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. For the period from May 19, 2017 to June 30, 2017, the Audit Committee did not meet.

Nominating Committee. The Board has a standing Nominating Committee that is composed of 100% of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. For the period from May 19, 2017 to June 30, 2017, the Nominating Committee did not meet.

Valuation Committee. The Board also has established a Valuation Committee that may be comprised of representatives from the Adviser, representatives from the Administrator (as defined below), counsel to the Funds, and/or members of the Board. The Valuation Committee operates under procedures approved by the Board. The Valuation Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or prices are not readily available. The members of the Valuation Committee are William Rhind and two representatives from the Adviser: Benoit Autier and Kristen Winther. For the period from May 19, 2017 to June 30, 2017, the Valuation Committee did not meet.

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OWNERSHIP OF SHARES

The following table shows the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and in all registered investment companies in the Fund Complex. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding Shares of the Trust.

Name	Dollar Range of Shares	Aggregate Dollar Range of Shares (All Funds in the Complex)

Interested Trustees

William Rhind	None	None

Independent Trustees

Steven James Smyser	None	None
Seddik Meziani	None	None

COMPENSATION OF THE TRUSTEES

The Trustees received the following compensation, paid by the Trust, during the fiscal year ended June 30, 2017.

		Pension or		Total
		Retirement	Estimated	Compensation
		Benefits Accrued	Annual Benefits	from the Trust
	Aggregate	as Part of Fund	Upon	and Fund
Name	Compensation	Expenses	Retirement	Complex

Interested Trustees

William Rhind	$0	$0	$0	$0

Independent Trustees

Steven James Smyser	$1,918	$0	$0	$1,918

Seddik Meziani	$1,918	$0	$0	$1,918

CODES OF ETHICS

The Trust, the Adviser, and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). The Trust and Adviser codes of ethics prohibit personnel of the Adviser and the Distributor from investing in securities that may be purchased or held by the Funds.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics has been filed with the SEC and may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

Because of the specific investments of the Funds (e.g., commodity-linked derivative instruments, other commodity-linked instruments, and fixed income securities) the Funds expect to receive a limited number of requests for the voting of shareholder proxies. Nevertheless, the Trust has delegated to the Adviser the authority and responsibility for voting proxies on the portfolio securities held by the Funds. The remainder of this section discusses the Adviser’s proxy voting guidelines (the “Guidelines”).

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The Guidelines include many specific examples of voting decisions for the types of proposals that are most frequently presented:

1. Board of Directors: The Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The Adviser generally votes against management efforts to classify a board and generally supports proposals to declassify the board of directors. The Adviser considers withholding votes from directors with an unsatisfactory attendance record. While generally in favor of separating Chairman and CEO positions, the Adviser will review this issue on a case-by-case basis, considering other factors, including the company’s corporate governance guidelines and performance. It evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

2. Ratification of Auditors: In light of several high profile accounting scandals, the Adviser closely scrutinizes the role and performance of auditors. On a case-by-case basis, the Adviser examines proposals relating to non-audit relationships and non-audit fees. It considers, on a case-by-case basis, proposals to rotate auditors, and votes against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

3. Management & Director Compensation: The Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. The Adviser generally opposes plans that have the potential to be excessively dilutive. It generally supports employee stock option plans. Severance compensation arrangements are reviewed on a case-by-case basis, although the Adviser generally opposes “golden parachutes” that are considered excessive. It normally supports proposals that require a percentage of director compensation be in the form of common stock, as it aligns their interests with those of the shareholders. The Adviser reviews on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and continues to monitor future developments in this area.

4. Anti-Takeover Mechanisms and Related Issues: The Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, it conducts an independent review of each anti-takeover proposal. Occasionally, the Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Client interests as stockholders. The Adviser generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. It evaluates shareholder rights plans on a case-by-case basis to determine whether they warrant support. The Adviser generally votes against any proposal to issue stock that has unequal or subordinate voting rights. Additionally, it generally opposes any supermajority voting requirements as well as the payment of “greenmail.” “Fair price” provisions and confidential voting is generally supported.

5. Changes to Capital Structure: The Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. It generally votes against dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The Adviser generally votes in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The Adviser reviews proposals seeking preemptive rights on a case-by-case basis.

6. Social and Corporate Policy Issues: The Adviser generally gives management discretion with regard to social, environmental and ethical issues, although it may vote in favor of those issues that are believed to have significant economic benefits or implications.

Although the Guidelines are followed as a general policy, certain issues are considered on a case-by-case basis based on the relevant facts and circumstances.

Because of the limited scope of the business of the Adviser and its affiliates, the Adviser does not expect conflicts between the interests of the Adviser and those of its clients with respect to voting proxies to arise frequently. In situations where there may be a conflict of interest in the voting of proxies due to business or personal relationships that the Adviser maintains with persons having an interest in the outcome of certain votes, the Adviser takes appropriate steps to ensure that its proxy voting decisions are made in the best interest of its clients and are not the product of such conflict. When the Adviser becomes aware of any vote that presents a conflict, the conflict will be reported to the Adviser’s chief compliance officer. The Adviser’s chief compliance officer will work with senior management to identify the source of the conflict and implement measures to address the conflict. If a material conflict exists, the Adviser will address the voting issue through objective means such as voting in a manner consistent with a pre-determined voting policy or receiving an independent third party voting recommendation.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12 month period is available (i) without charge, upon request, by calling 1-844-764-6825 and (ii) on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISORY AND OTHER SERVICES

GraniteShares Advisors LLC, a Delaware limited liability company located at 30 Vesey Street, 9th Floor, New York, New York 10007, serves as the investment adviser to the Funds. William Rhind, a Trustee, Chairman of the Board, and officer of the Trust, controls the Adviser due to his ownership of shares of, and his position as CEO of, GraniteShares, Inc., the owner of the Adviser.

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Funds, and manages the investment portfolios of the Funds, subject to the supervision of, and policies established by, the Board. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence generally in the performance of its duties, or its reckless disregard of its obligation and duties, under the Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding voting securities of the Fund, or by the Adviser on not more than 60 days’ nor less than 30 days’ written notice to the Trust. As used in the Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of the BCOM Fund and 0.35% per annum of the average daily net assets of the GSCI Fund, in each case calculated daily and paid monthly. The Adviser has contractually agreed to waive or reduce its fees and to reimburse the each Fund for its expenses until October 31, 2018, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) of the BCOM Fund and the GSCI Fund are limited to 0.30% and 0.40%, respectively.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature; (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser under the Advisory Agreement.

For the fiscal year ended June 30, 2017, the BCOM Fund paid total management fees to the Adviser of $0.

For the fiscal year ended June 30, 2017, the GSCI Fund paid total management fees to the Adviser of $0.

THE PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Shares they own, and how they are compensated.

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COMPENSATION

Benoit Autier and Jeff Klearman are the Fund’s portfolio managers (the “Portfolio Managers”). As of the date of this SAI, each Portfolio Manager’s compensation generally includes a fixed base salary determined periodically (typically annually) and a discretionary annual bonus that is based on both objective and subjective criteria.

Each Portfolio Manager’s base salary is determined by level of responsibility and tenure at the Adviser. The level of the discretionary bonus is determined by the Adviser based upon a number of factors, including the Adviser’s profitability, the expansion work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Adviser, the Portfolio Manager’s role in the development of other investment professionals and the Portfolio Manager’s work relationship with support staff, and the Portfolio Manager’s overall contribution to strategic planning.

SHARES OWNED BY PORTFOLIO MANAGERS

As of the date of this SAI, the Portfolio Managers did not beneficially own Shares of the Funds.

OTHER ACCOUNTS

As of the date of this SAI, the Portfolio Managers do not manage any accounts other than the Funds.

THE DISTRIBUTOR

The Trust and the Distributor, Foreside Fund Services, LLC, are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s Shares and distributes the Creation Units of the Funds. Shares are continuously offered for sale only in Creation Units. Each Creation Unit is made up of 50,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, and upon direction from the Fund, may enter into arrangements with Authorized Participants that place orders for purchases of Shares, provided that any subscriptions and orders will not be binding on the Trust unless placed in accordance with proper procedures. (See “Purchase and Issuance of Shares in Creation Units.”) The Distributor will deliver Prospectuses and, upon request, SAIs to Authorized Participants purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Independent Trustees, or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment.

Distribution Plan. The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of any class of a Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that Shares of a Fund may pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, a Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Participant Agreements (as defined below), for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.

THE ADMINISTRATOR

The Trust and The Bank of New York Mellon (the “Administrator”) have entered into an administrative services agreement (the “Administration Agreement”), under which the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The principal business address of the Administrator is 101 Barclay Street, New York, NY 10026.

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from bad faith, gross negligence or willful misconduct on the part of the Administrator.

For its services under the Administration Agreement, the Administrator is entitled to a fee based on the average daily net assets of the Funds, and subject to a minimum annual fee.

THE CUSTODIAN

The Bank of New York Mellon (the “Custodian”), 101 Barclay Street, New York, NY 10026, serves as the custodian of the Funds under a custodian agreement with the Trust, as well as the custodian of each Fund’s Subsidiary under a custodian agreement with each such Subsidiary. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Each Subsidiary complies with affiliated transactions and custody requirements set forth in Section 17 of the 1940 Act.

THE TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), 101 Barclay Street, New York, NY 10026, serves as the Fund’s transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

LEGAL COUNSEL

Vedder Price P.C., with offices located at 1633 Broadway, 31st Floor, New York, NY 10019 serves as legal counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, with offices located at 345 Park Avenue, New York, NY 10154, serves as the independent registered public accounting firm for the Trust.

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DESCRIPTION OF SHARES

The Declaration of Trust establishing the Trust (the “Declaration of the Trust”) authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each fund’s shares, when issued, are fully paid and non-assessable.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

Under the Declaration of Trust, the Trustees have the power to liquidate each fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if any fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions, which are considered fair and reasonable, without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks when appropriate.

The Adviser does not currently use the Funds’ assets for, or participate in, any third party soft dollar arrangements, although it may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

For the fiscal year ending June 30, 2017, the BCOM Fund paid total brokerage commissions in the amount of $935, representing 0.04% of the Fund’s average net assets.

For the fiscal year ending June 30, 2017, the GSCI Fund paid total brokerage commissions in the amount of $305, representing 0.01% of the Fund’s average net assets.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealer.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. As of June 30, 2017, the Funds did not hold the securities of their “regular broker dealers.”

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. For the fiscal year ending June 30, 2017, the portfolio turnover rate for the BCOM Fund and the GSCI Fund, respectively, was 0% and 0%.

BOOK ENTRY ONLY SYSTEM

DTC acts as securities depositary for the Shares. Shares of a Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the applicable Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in a Fund’s Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of September 30, 2017, the following persons were known to own of record or beneficially 5% or more of the outstanding securities of each Fund:

BCOM Fund

NAME AND ADDRESS	% OWNERSHIP OF FUND	NATURE OF OWNERSHIP
LPL FINANCIAL CORPORATION 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	63.27%	Beneficial
J.P. MORGAN SECURITIES LLC 500 STANTON CHRISTIANA ROAD CORP ACTIONS 3RD FL NEWARK DE 19713-2107	8.83%	Beneficial
TD AMERITRADE CLEARING, INC. 4211 S. 102ND STREET OMAHA NE 68127	7.33%	Beneficial
RBC CAPITAL MARKETS, LLC 60 S 6TH ST - P09 MINNEAPOLIS MN 55402-4400	7.04%	Beneficial

GSCI Fund

NAME AND ADDRESS	% OWNERSHIP OF FUND	NATURE OF OWNERSHIP
J.P. MORGAN SECURITIES LLC 500 STANTON CHRISTIANA ROAD CORP ACTIONS 3RD FL NEWARK DE 19713-2107	81.92%	Beneficial
RBC CAPITAL MARKETS, LLC 60 S 6TH ST - P09 MINNEAPOLIS MN 55402-4400	14.27%	Beneficial

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of each Fund’s Shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. A Fund will not issue fractional Creation Units. A Business Day is any day on which the Exchange is open for business.

FUND DEPOSIT. The consideration for purchase of a Creation Unit of a Fund generally consists of (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and (ii) the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount, and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearance Corporation (the “NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Benchmark.

The Trust reserves the right to permit or require the substitution of Deposit Cash in situations where a Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations. The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Benchmark rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Benchmark being tracked by the applicable Fund or resulting from certain corporate actions.

PROCEDURES FOR PURCHASE OF CREATION UNITS. To be an Authorized Participant eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Authorized Participant must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Creation Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Creation Transaction Fee is designed to cover.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by use of the Distributor’s electronic order entry system, telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. With respect to the applicable Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the applicable Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system or through DTC in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

An order shall be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected, and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value, as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities, to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked-to-market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor in respect of a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent, the Distributor and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units (the “Creation Transaction Fee”), and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the Creation Transaction Fee from time to time based upon actual experience. The standard fixed Creation Transaction Fee for the Funds will be $500. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

RISKS OF PURCHASING CREATION UNITS. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because the Fund’s Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with a Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

REDEMPTION. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the applicable Fund through the Distributor, and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.

Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities, as announced by the Custodian on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. The standard fixed redemption transaction fee for the Funds will be $500. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Distributor prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement, or order form, as the case may be. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Distributor in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

ADDITIONAL REDEMPTION PROCEDURES. In connection with taking delivery of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

A Fund may, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

REQUIRED EARLY ACCEPTANCE OF ORDERS. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s NAV. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value if a market price is not readily available. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from the Fund’s Benchmark provider). In these cases, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Benchmark. This may result in a difference between the Fund’s performance and the performance of the Fund’s Benchmark.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the applicable Fund.

A Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.

Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service, and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per share. Distributions reinvested in additional Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting each Fund and its shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (“RIC”) Status. Each Fund will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that a Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

Under the Asset Test, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (i) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (ii) issuers more than 10% of whose outstanding voting securities are owned by the Fund.

If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test. In order to qualify for relief provisions for a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If the Fund fails to qualify for treatment as a RIC for any year, and the relief provisions are not available, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although the dividends could be eligible for the dividends received deduction for corporate shareholders, and the dividends may be eligible for the lower tax rates available to non-corporate shareholders on qualified dividend income. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any taxable year for which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to pay a Fund-level tax on any net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least the sum of 98% of its ordinary income for the year, 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, and certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains generally will be taxable to Fund shareholders regardless of whether a shareholder elects to receive these distributions in cash or in additional Shares.

However, a Fund may determine not to distribute, or determine to defer the distribution of, some portion of its income in non-routine circumstances. If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (iii) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

A portion of the net investment income distributions of a Fund may be treated as qualified dividend income (which, for non-corporate shareholders, is generally eligible for taxation at reduced rates). The portion of distributions that the Fund may report as qualified dividend income is generally limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stocks and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and other foreign corporations if the stock with respect to which the dividend income is paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a shareholder to be qualified dividend income, the applicable Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. Distributions reported to Fund shareholders as capital gain dividends will be taxable at the rates applicable to long-term capital gains (for taxable years beginning on or before December 31, 2012, at a maximum rate of 20% for non-corporate shareholders); regardless of how long the shareholder has owned the Shares. Each Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to an additional 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have held Fund Shares for less than a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s total ordinary income or net capital gain, respectively, actually earned during the period of investment in the Fund.

If a Fund’s distributions for a taxable year exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made for the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and generally result in a higher reported capital gain or lower reported capital loss when those Shares on which the distribution was received are sold.

A sale or exchange of Shares in a Fund may give rise to a capital gain or loss. In general, any capital gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the capital gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered, plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received, plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust, on behalf of a Fund, has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. The Trust reserves the absolute right to reject an order for Creation Units if acceptance of the securities to be exchanged for the Creation Units would have certain adverse tax consequences to the applicable Fund.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Income received by a Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes in some cases. If as of the end of a Fund’s taxable year more than 50% of the value of the Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Back-Up Withholding. A Fund or your broker will be required to withhold (as “backup withholding”) on taxable dividends paid to any shareholder, as well as the proceeds of any redemptions of Creation Units paid to a shareholder or Authorized Participant, who (i) fails to provide a correct taxpayer identification number certified under penalty of perjury; (ii) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (iii) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (iv) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Gains from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (i) meets the Code’s definition of “resident alien” or (ii) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Ordinary dividends, redemption payments and certain capital gain dividends paid after June 30, 2014 (or in certain cases, after later dates) to a shareholder that is a “foreign financial institution,” as defined in Section 1471 of the Code, and that does not meet the requirements imposed on foreign financial institutions by Section 1471 will generally be subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments began or will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after July 1, 2014. Withholding with respect to ordinary dividends began on July 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before July 1, 2014. Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2019. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are advised to consult their tax advisors concerning their specific situations and the application of state, local and foreign taxes.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report, when available, at no charge by calling 844-GRN-TSHR (844-476-8747) during normal business hours. The financial statements of each Fund’s Subsidiary are consolidated with the relevant Fund’s financial statements in the Trust’s Annual and Semi-Annual Reports.

PART C

OTHER INFORMATION

GraniteShares ETF Trust

Item 28. Exhibits

(a)	(1) Certificate of Trust of GraniteShares ETF Trust (1)

(2)         Declaration of Trust of GraniteShares ETF Trust (1)

(b)	Bylaws of GraniteShares ETF Trust (2)

(c)	Not Applicable

(d)

(1)    Investment Advisory Agreement between GraniteShares ETF Trust and GraniteShares Advisors LLC (2)

(2)    (a) Expense Limitation Agreement between GraniteShares ETF Trust and GraniteShares Advisors LLC (2)

(2)    (b) Amendment to Expense Limitation Agreement between GraniteShares ETF Trust and Granite Shares Advisors LLC is filed herewith.

(3)    Investment Advisory Agreement between GraniteShares BCOM Cayman Limited (a wholly owned subsidiary of GraniteShares ETF Trust) and GraniteShares Advisor LLC (3)

(4)    Investment Advisory Agreement between GraniteShares GSCI Cayman Limited (a wholly owned subsidiary of GraniteShares ETF Trust) and GraniteShares Advisor LLC (3)

(e)	(1) (a) Distribution Agreement between GraniteShares ETF Trust and Distributor (2)

(1) (b)   First Amendment to Distribution Agreement between Granite Shares ETF Trust and Distributor is filed herewith.

(2)         Form of Authorized Participant Agreement (2)

(f)	Not applicable

(g)	Custody Agreement between GraniteShares ETF Trust and Custodian (2)

(h)	(1) Fund Administration and Accounting Agreement between GraniteShares ETF Trust and Administrator (2) (2) Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent (2)

(i)	Opinion and Consent of Counsel is filed herewith

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith

(k)	Not applicable

(l)	Form of Initial Capital Agreement (2)

(m)	Distribution and Service Plan (2)

(n)	Not applicable

(o)	Reserved

(p)	(1) Code of Ethics of GraniteShares ETF Trust (2)

(2)      Code of Ethics of the GraniteShares Advisors LLC (2)

(3)      Code of Ethics of Distributor (2)

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on November 23, 2016.
(2)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(3)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 17, 2017.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Nine of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, or employees of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

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The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Article 9 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Article 9 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the GraniteShares Advisors LLC set forth in GraniteShares Advisors LLC’s Form ADV filed with the SEC (Reference No. 801-110093), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a) Foreside Fund Services, LLC serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AmericaFirst Quantitative Funds
5.	American Beacon Funds
6.	American Beacon Select Funds
7.	ARK ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Brinker Capital Destinations Trust
14.	Center Coast MLP & Infrastructure Fund
15.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
16.	Context Capital Funds
17.	CornerCap Group of Funds
18.	Davis Fundamental ETF Trust
19.	Direxion Shares ETF Trust
20.	Eaton Vance NextShares Trust
21.	Eaton Vance NextShares Trust II
22.	EIP Investment Trust
23.	Evanston Alternative Opportunities Fund
24.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
25.	FEG Absolute Access Fund I LLC
26.	Fiera Capital Series Trust
27.	FlexShares Trust
28.	Forum Funds
29.	Forum Funds II
30.	FQF Trust
31.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
32.	GraniteShares ETF Trust
33.	Guinness Atkinson Funds
34.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
35.	Horizons ETF Trust
36.	Horizons ETF Trust I (f/k/a Recon Capital Series Trust)
37.	Infinity Core Alternative Fund
38.	Innovator IBD® 50 ETF, Series of Innovator ETFs Trust
39.	Ironwood Institutional Multi-Strategy Fund LLC
40.	Ironwood Multi-Strategy Fund LLC
41.	John Hancock Exchange-Traded Fund Trust
42.	Manor Investment Funds
43.	Miller/Howard Funds Trust
44.	Miller/Howard High Income Equity Fund
45.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
46.	OSI ETF Trust
47.	Palmer Square Opportunistic Income Fund
48.	Partners Group Private Income Opportunities, LLC
49.	PENN Capital Funds Trust
50.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
51.	Pine Grove Alternative Institutional Fund
52.	Plan Investment Fund, Inc.

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53.	PMC Funds, Series of Trust for Professional Managers
54.	Quaker Investment Trust
55.	Renaissance Capital Greenwich Funds
56.	RMB Investors Trust (f/k/a Burnham Investors Trust)
57.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
58.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
59.	Salient MF Trust
60.	SharesPost 100 Fund
61.	Sound Shore Fund, Inc.
62.	Steben Alternative Investment Funds
63.	Steben Select Multi-Strategy Fund
64.	Strategy Shares
65.	The 504 Fund (f/k/a The Pennant 504 Fund)
66.	The Chartwell Funds
67.	The Community Development Fund
68.	The Relative Value Fund
69.	Third Avenue Trust
70.	Third Avenue Variable Series Trust
71.	TIFF Investment Program
72.	Transamerica ETF Trust
73.	U.S. Global Investors Funds
74.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
75.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
76.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
77.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
78.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
79.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
80.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
81.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
82.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
83.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
84.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
85.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
86.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
87.	Vivaldi Opportunities Fund
88.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
89.	Wintergreen Fund, Inc.
90.	WisdomTree Trust

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Fund
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c) Not Applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

GraniteShares Advisors LLC

30 Vesey Street, 9th Floor

New York, New York 10007

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 27th day of October, 2017.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive	October 27, 2017
Officer) and Chief Financial Officer
(Principal Financial and Accounting
Officer)

/s/ Seddik Meziani	Independent Trustee	October 27, 2017

/s/ Steven Smyser	Independent Trustee	October 27, 2017

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Exhibit Index

Exhibit No.	Description

(d)(2)(b)	Amendment to Expense Limitation Agreement between GraniteShares ETF Trust and Granite Shares Advisors LLC.

(e)(1)(b)	First Amendment to Distribution Agreement between Granite Shares ETF Trust and Distributor.

(i)	Opinion and Consent of Counsel.

(j)	Consent of Independent Registered Public Accounting Firm.

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